Investments - Amortized Cost and Fair Value of Available-for-Sale and Held-to-Maturity Securities by Contractual Maturity (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2023	Mar. 31, 2023
Investments Classified by Contractual Maturity Date [Line Items]
Due in one year or less, amortized cost	¥ 19,942,576
Due after one year through five years, amortized cost	3,172,266
Due after five years through ten years, amortized cost	2,347,403
Due after ten years, amortized cost	1,040,749
Total	26,502,994
Due in one year or less, amortized cost	120,005
Due after one year through five years, amortized cost	129,971
Due after five years through ten years, amortized cost	329,379
Due after ten years, amortized cost	2,419,351
Amortized cost, held-to-maturity securities	2,998,706	¥ 2,050,107
Due in one year or less, fair value	19,940,879
Due after one year through five years, fair value	3,169,109
Due after five years through ten years, fair value	2,317,640
Due after ten years, fair value	1,026,885
Total	26,454,513
Due in one year or less, fair value	120,465
Due after one year through five years, fair value	129,838
Due after five years through ten years, fair value	319,902
Due after ten years, fair value	2,164,514
Total	2,734,719
Debt securities | Japanese government bonds
Investments Classified by Contractual Maturity Date [Line Items]
Due in one year or less, amortized cost	17,729,641
Due after one year through five years, amortized cost	665,373
Due after five years through ten years, amortized cost	1,430,815
Due after ten years, amortized cost	101,722
Total	19,927,552
Due in one year or less, amortized cost	120,005
Due after one year through five years, amortized cost	129,971
Due after five years through ten years, amortized cost	329,379
Due after ten years, amortized cost	0
Amortized cost, held-to-maturity securities	579,355
Due in one year or less, fair value	17,729,073
Due after one year through five years, fair value	664,990
Due after five years through ten years, fair value	1,409,087
Due after ten years, fair value	89,885
Total	19,893,035
Due in one year or less, fair value	120,465
Due after one year through five years, fair value	129,838
Due after five years through ten years, fair value	319,902
Due after ten years, fair value	0
Total	570,205
Debt securities | Japanese local government bonds
Investments Classified by Contractual Maturity Date [Line Items]
Due in one year or less, amortized cost	51,595
Due after one year through five years, amortized cost	266,148
Due after five years through ten years, amortized cost	251,551
Due after ten years, amortized cost	6,998
Total	576,292
Due in one year or less, fair value	51,600
Due after one year through five years, fair value	264,959
Due after five years through ten years, fair value	243,005
Due after ten years, fair value	6,426
Total	565,989
Debt securities | U.S. Treasury bonds and federal agency securities
Investments Classified by Contractual Maturity Date [Line Items]
Due in one year or less, amortized cost	157,570
Due after one year through five years, amortized cost	0
Due after five years through ten years, amortized cost	0
Due after ten years, amortized cost	0
Total	157,570
Due in one year or less, fair value	156,992
Due after one year through five years, fair value	0
Due after five years through ten years, fair value	0
Due after ten years, fair value	0
Total	156,992
Debt securities | Other foreign government bonds
Investments Classified by Contractual Maturity Date [Line Items]
Due in one year or less, amortized cost	1,101,853
Due after one year through five years, amortized cost	388,223
Due after five years through ten years, amortized cost	1,354
Due after ten years, amortized cost	1,350
Total	1,492,781
Due in one year or less, fair value	1,101,669
Due after one year through five years, fair value	387,560
Due after five years through ten years, fair value	1,354
Due after ten years, fair value	1,350
Total	1,491,934
Debt securities | Agency mortgage-backed securities
Investments Classified by Contractual Maturity Date [Line Items]
Due in one year or less, amortized cost	0
Due after one year through five years, amortized cost	0
Due after five years through ten years, amortized cost	998
Due after ten years, amortized cost	533,092
Total	534,090
Due in one year or less, amortized cost	0
Due after one year through five years, amortized cost	0
Due after five years through ten years, amortized cost	0
Due after ten years, amortized cost	2,419,351
Amortized cost, held-to-maturity securities	2,419,351
Due in one year or less, fair value	0
Due after one year through five years, fair value	0
Due after five years through ten years, fair value	990
Due after ten years, fair value	512,077
Total	513,068
Due in one year or less, fair value	0
Due after one year through five years, fair value	0
Due after five years through ten years, fair value	0
Due after ten years, fair value	2,164,514
Total	2,164,514
Debt securities | Residential mortgage-backed securities
Investments Classified by Contractual Maturity Date [Line Items]
Due in one year or less, amortized cost	0
Due after one year through five years, amortized cost	0
Due after five years through ten years, amortized cost	0
Due after ten years, amortized cost	42,478
Total	42,478
Due in one year or less, fair value	0
Due after one year through five years, fair value	0
Due after five years through ten years, fair value	0
Due after ten years, fair value	41,021
Total	41,021
Debt securities | Commercial mortgage-backed securities
Investments Classified by Contractual Maturity Date [Line Items]
Due in one year or less, amortized cost	4,116
Due after one year through five years, amortized cost	509,320
Due after five years through ten years, amortized cost	317,512
Due after ten years, amortized cost	700
Total	831,648
Due in one year or less, fair value	4,119
Due after one year through five years, fair value	510,315
Due after five years through ten years, fair value	319,997
Due after ten years, fair value	711
Total	835,142
Debt securities | Japanese corporate bonds and other debt securities
Investments Classified by Contractual Maturity Date [Line Items]
Due in one year or less, amortized cost	376,712
Due after one year through five years, amortized cost	1,041,562
Due after five years through ten years, amortized cost	216,770
Due after ten years, amortized cost	334,911
Total	1,969,955
Due in one year or less, fair value	376,704
Due after one year through five years, fair value	1,039,149
Due after five years through ten years, fair value	214,736
Due after ten years, fair value	355,643
Total	1,986,232
Debt securities | Foreign corporate bonds and other debt securities
Investments Classified by Contractual Maturity Date [Line Items]
Due in one year or less, amortized cost	521,090
Due after one year through five years, amortized cost	301,639
Due after five years through ten years, amortized cost	128,402
Due after ten years, amortized cost	19,498
Total	970,628
Due in one year or less, fair value	520,722
Due after one year through five years, fair value	302,136
Due after five years through ten years, fair value	128,471
Due after ten years, fair value	19,772
Total	¥ 971,100